Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Harbor Funds
Entity Central Index Key	0000793769
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000166756
Shareholder Report [Line Items]
Fund Name	Harbor Ares Systematic Convertible Securities Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Ares Systematic Convertible Securities Fund (formerly, Harbor Convertible Securities Fund) ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$33	0.63%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 41,931,000
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 99,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$41,931
Number of Investments	146
Total Net Advisory Fees Paid (in thousands)	$99
Portfolio Turnover Rate	92%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Health Care	1.8%
Materials	2.1%
Energy	3.7%
Consumer Discretionary	6.2%
Communication Services	8.5%
Utilities	9.1%
Industrials	10.7%
Consumer Staples	11.4%
Financials	16.4%
Information Technology	30.1%

C000099979
Shareholder Report [Line Items]
Fund Name	Harbor Ares Systematic Convertible Securities Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HACSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Ares Systematic Convertible Securities Fund (formerly, Harbor Convertible Securities Fund) ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$38	0.71%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
AssetsNet	$ 41,931,000
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 99,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$41,931
Number of Investments	146
Total Net Advisory Fees Paid (in thousands)	$99
Portfolio Turnover Rate	92%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Health Care	1.8%
Materials	2.1%
Energy	3.7%
Consumer Discretionary	6.2%
Communication Services	8.5%
Utilities	9.1%
Industrials	10.7%
Consumer Staples	11.4%
Financials	16.4%
Information Technology	30.1%

C000099981
Shareholder Report [Line Items]
Fund Name	Harbor Ares Systematic Convertible Securities Fund
Class Name	Investor Class
Trading Symbol	Ticker: HICSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Ares Systematic Convertible Securities Fund (formerly, Harbor Convertible Securities Fund) ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$56	1.06%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
AssetsNet	$ 41,931,000
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 99,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$41,931
Number of Investments	146
Total Net Advisory Fees Paid (in thousands)	$99
Portfolio Turnover Rate	92%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Health Care	1.8%
Materials	2.1%
Energy	3.7%
Consumer Discretionary	6.2%
Communication Services	8.5%
Utilities	9.1%
Industrials	10.7%
Consumer Staples	11.4%
Financials	16.4%
Information Technology	30.1%

C000166746
Shareholder Report [Line Items]
Fund Name	Harbor Capital Appreciation Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$29	0.59%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 25,406,575,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 71,275,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$25,406,575
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$71,275
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	1.5%
Consumer Staples	3.9%
Industrials	4.1%
Financials	5.3%
Health Care	7.8%
Consumer Discretionary	14.8%
Communication Services	16.6%
Information Technology	46.0%

C000001973
Shareholder Report [Line Items]
Fund Name	Harbor Capital Appreciation Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HACAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$33	0.67%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 25,406,575,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 71,275,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$25,406,575
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$71,275
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	1.5%
Consumer Staples	3.9%
Industrials	4.1%
Financials	5.3%
Health Care	7.8%
Consumer Discretionary	14.8%
Communication Services	16.6%
Information Technology	46.0%

C000001974
Shareholder Report [Line Items]
Fund Name	Harbor Capital Appreciation Fund
Class Name	Administrative Class
Trading Symbol	Ticker: HRCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$45	0.92%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
AssetsNet	$ 25,406,575,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 71,275,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$25,406,575
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$71,275
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	1.5%
Consumer Staples	3.9%
Industrials	4.1%
Financials	5.3%
Health Care	7.8%
Consumer Discretionary	14.8%
Communication Services	16.6%
Information Technology	46.0%

C000001975
Shareholder Report [Line Items]
Fund Name	Harbor Capital Appreciation Fund
Class Name	Investor Class
Trading Symbol	Ticker: HCAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$50	1.02%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%
AssetsNet	$ 25,406,575,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 71,275,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$25,406,575
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$71,275
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	1.5%
Consumer Staples	3.9%
Industrials	4.1%
Financials	5.3%
Health Care	7.8%
Consumer Discretionary	14.8%
Communication Services	16.6%
Information Technology	46.0%

C000200769
Shareholder Report [Line Items]
Fund Name	Harbor Core Bond Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HCBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Core Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$13	0.26%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,676,646,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 1,837,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,676,646
Number of Investments	490
Total Net Advisory Fees Paid (in thousands)	$1,837
Portfolio Turnover Rate	30%

Holdings [Text Block]

Investment Allocation (% of Investments)

Table Summary
Value	Value
Municipal Bonds	0.4%
Collateralized Mortgage Obligations	8.5%
Asset-Backed Securities	12.1%
U.S. Government Obligations	24.3%
Mortgage Pass-Through	24.5%
Corporate Bonds & Notes	30.2%

C000200768
Shareholder Report [Line Items]
Fund Name	Harbor Core Bond Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HACBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Core Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$17	0.34%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 1,676,646,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 1,837,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,676,646
Number of Investments	490
Total Net Advisory Fees Paid (in thousands)	$1,837
Portfolio Turnover Rate	30%

Holdings [Text Block]

Investment Allocation (% of Investments)

Table Summary
Value	Value
Municipal Bonds	0.4%
Collateralized Mortgage Obligations	8.5%
Asset-Backed Securities	12.1%
U.S. Government Obligations	24.3%
Mortgage Pass-Through	24.5%
Corporate Bonds & Notes	30.2%

C000200770
Shareholder Report [Line Items]
Fund Name	Harbor Core Plus Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HBFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$15	0.30%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 1,260,678,000
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 1,564,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,260,678
Number of Investments	654
Total Net Advisory Fees Paid (in thousands)	$1,564
Portfolio Turnover Rate	26%

Holdings [Text Block]

Investment Allocation (% of Investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	11.5%
Asset-Backed Securities	11.7%
U.S. Government Obligations	20.6%
Mortgage Pass-Through	26.0%
Corporate Bonds & Notes	30.2%

C000001976
Shareholder Report [Line Items]
Fund Name	Harbor Core Plus Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HABDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$19	0.38%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,260,678,000
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 1,564,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,260,678
Number of Investments	654
Total Net Advisory Fees Paid (in thousands)	$1,564
Portfolio Turnover Rate	26%

Holdings [Text Block]

Investment Allocation (% of Investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	11.5%
Asset-Backed Securities	11.7%
U.S. Government Obligations	20.6%
Mortgage Pass-Through	26.0%
Corporate Bonds & Notes	30.2%

C000001977
Shareholder Report [Line Items]
Fund Name	Harbor Core Plus Fund
Class Name	Administrative Class
Trading Symbol	Ticker: HRBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$31	0.63%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 1,260,678,000
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 1,564,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,260,678
Number of Investments	654
Total Net Advisory Fees Paid (in thousands)	$1,564
Portfolio Turnover Rate	26%

Holdings [Text Block]

Investment Allocation (% of Investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	11.5%
Asset-Backed Securities	11.7%
U.S. Government Obligations	20.6%
Mortgage Pass-Through	26.0%
Corporate Bonds & Notes	30.2%

C000166759
Shareholder Report [Line Items]
Fund Name	Harbor Diversified International All Cap Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$39	0.75%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 799,998,000
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 2,882,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$799,998
Number of Investments (includes derivatives)	245
Total Net Advisory Fees Paid (in thousands)	$2,882
Portfolio Turnover Rate	8%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	3.7%
Africa	3.9%
Latin America	4.0%
North America	11.3%
Pacific Basin	36.9%
Europe	40.2%

C000161865
Shareholder Report [Line Items]
Fund Name	Harbor Diversified International All Cap Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HAIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$44	0.83%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
AssetsNet	$ 799,998,000
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 2,882,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$799,998
Number of Investments (includes derivatives)	245
Total Net Advisory Fees Paid (in thousands)	$2,882
Portfolio Turnover Rate	8%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	3.7%
Africa	3.9%
Latin America	4.0%
North America	11.3%
Pacific Basin	36.9%
Europe	40.2%

C000161866
Shareholder Report [Line Items]
Fund Name	Harbor Diversified International All Cap Fund
Class Name	Administrative Class
Trading Symbol	Ticker: HRIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$57	1.08%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
AssetsNet	$ 799,998,000
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 2,882,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$799,998
Number of Investments (includes derivatives)	245
Total Net Advisory Fees Paid (in thousands)	$2,882
Portfolio Turnover Rate	8%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	3.7%
Africa	3.9%
Latin America	4.0%
North America	11.3%
Pacific Basin	36.9%
Europe	40.2%

C000161867
Shareholder Report [Line Items]
Fund Name	Harbor Diversified International All Cap Fund
Class Name	Investor Class
Trading Symbol	Ticker: HIIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$62	1.18%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%
AssetsNet	$ 799,998,000
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 2,882,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$799,998
Number of Investments (includes derivatives)	245
Total Net Advisory Fees Paid (in thousands)	$2,882
Portfolio Turnover Rate	8%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	3.7%
Africa	3.9%
Latin America	4.0%
North America	11.3%
Pacific Basin	36.9%
Europe	40.2%

C000166752
Shareholder Report [Line Items]
Fund Name	Harbor International Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$37	0.72%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 3,775,973,000
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 14,071,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$3,775,973
Number of Investments	222
Total Net Advisory Fees Paid (in thousands)	$14,071
Portfolio Turnover Rate	7%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	3.9%
Pacific Basin	34.6%
Europe	61.5%

C000001997
Shareholder Report [Line Items]
Fund Name	Harbor International Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HAINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$41	0.80%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 3,775,973,000
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 14,071,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$3,775,973
Number of Investments	222
Total Net Advisory Fees Paid (in thousands)	$14,071
Portfolio Turnover Rate	7%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	3.9%
Pacific Basin	34.6%
Europe	61.5%

C000001998
Shareholder Report [Line Items]
Fund Name	Harbor International Fund
Class Name	Administrative Class
Trading Symbol	Ticker: HRINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$54	1.05%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 3,775,973,000
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 14,071,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$3,775,973
Number of Investments	222
Total Net Advisory Fees Paid (in thousands)	$14,071
Portfolio Turnover Rate	7%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	3.9%
Pacific Basin	34.6%
Europe	61.5%

C000001999
Shareholder Report [Line Items]
Fund Name	Harbor International Fund
Class Name	Investor Class
Trading Symbol	Ticker: HIINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$59	1.15%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 3,775,973,000
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 14,071,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$3,775,973
Number of Investments	222
Total Net Advisory Fees Paid (in thousands)	$14,071
Portfolio Turnover Rate	7%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	3.9%
Pacific Basin	34.6%
Europe	61.5%

C000248152
Shareholder Report [Line Items]
Fund Name	Harbor International Compounders Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Compounders Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$28	0.55%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 45,965,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 122,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$45,965
Number of Investments	31
Total Net Advisory Fees Paid (in thousands)	$122
Portfolio Turnover Rate	13%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
South Asia	3.8%
Latin America	5.0%
North America	6.7%
Pacific Basin	29.7%
Europe	54.8%

C000248153
Shareholder Report [Line Items]
Fund Name	Harbor International Compounders Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HSICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Compounders Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$32	0.63%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 45,965,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 122,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$45,965
Number of Investments	31
Total Net Advisory Fees Paid (in thousands)	$122
Portfolio Turnover Rate	13%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
South Asia	3.8%
Latin America	5.0%
North America	6.7%
Pacific Basin	29.7%
Europe	54.8%

C000210023
Shareholder Report [Line Items]
Fund Name	Harbor International Core Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HAORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$41	0.77%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%
AssetsNet	$ 1,740,173,000
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 5,085,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,740,173
Number of Investments	753
Total Net Advisory Fees Paid (in thousands)	$5,085
Portfolio Turnover Rate	49%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	1.3%
Middle East/Central Asia	2.1%
North America	15.2%
Pacific Basin	31.2%
Europe	50.2%

C000210022
Shareholder Report [Line Items]
Fund Name	Harbor International Core Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HAOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$45	0.85%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,740,173,000
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 5,085,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,740,173
Number of Investments	753
Total Net Advisory Fees Paid (in thousands)	$5,085
Portfolio Turnover Rate	49%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	1.3%
Middle East/Central Asia	2.1%
North America	15.2%
Pacific Basin	31.2%
Europe	50.2%

C000210024
Shareholder Report [Line Items]
Fund Name	Harbor International Core Fund
Class Name	Investor Class
Trading Symbol	Ticker: HAONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$64	1.20%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
AssetsNet	$ 1,740,173,000
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 5,085,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,740,173
Number of Investments	753
Total Net Advisory Fees Paid (in thousands)	$5,085
Portfolio Turnover Rate	49%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	1.3%
Middle East/Central Asia	2.1%
North America	15.2%
Pacific Basin	31.2%
Europe	50.2%

C000165338
Shareholder Report [Line Items]
Fund Name	Harbor International Small Cap Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$43	0.82%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
AssetsNet	$ 187,352,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 758,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$187,352
Number of Investments	65
Total Net Advisory Fees Paid (in thousands)	$758
Portfolio Turnover Rate	16%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
North America	2.9%
Pacific Basin	41.5%
Europe	55.6%

C000165335
Shareholder Report [Line Items]
Fund Name	Harbor International Small Cap Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HAISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$48	0.90%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
AssetsNet	$ 187,352,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 758,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$187,352
Number of Investments	65
Total Net Advisory Fees Paid (in thousands)	$758
Portfolio Turnover Rate	16%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
North America	2.9%
Pacific Basin	41.5%
Europe	55.6%

C000165337
Shareholder Report [Line Items]
Fund Name	Harbor International Small Cap Fund
Class Name	Investor Class
Trading Symbol	Ticker: HIISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$66	1.25%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
AssetsNet	$ 187,352,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 758,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$187,352
Number of Investments	65
Total Net Advisory Fees Paid (in thousands)	$758
Portfolio Turnover Rate	16%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
North America	2.9%
Pacific Basin	41.5%
Europe	55.6%

C000166749
Shareholder Report [Line Items]
Fund Name	Harbor Large Cap Value Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$31	0.61%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 1,037,257,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 3,420,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,037,257
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$3,420
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Real Estate	1.4%
Energy	4.7%
Consumer Staples	5.5%
Consumer Discretionary	5.9%
Utilities	6.3%
Communication Services	6.9%
Health Care	9.2%
Industrials	10.6%
Materials	12.5%
Information Technology	17.0%
Financials	20.0%

C000001988
Shareholder Report [Line Items]
Fund Name	Harbor Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HAVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$35	0.69%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 1,037,257,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 3,420,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,037,257
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$3,420
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Real Estate	1.4%
Energy	4.7%
Consumer Staples	5.5%
Consumer Discretionary	5.9%
Utilities	6.3%
Communication Services	6.9%
Health Care	9.2%
Industrials	10.6%
Materials	12.5%
Information Technology	17.0%
Financials	20.0%

C000001990
Shareholder Report [Line Items]
Fund Name	Harbor Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	Ticker: HILVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$53	1.04%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 1,037,257,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 3,420,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,037,257
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$3,420
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Real Estate	1.4%
Energy	4.7%
Consumer Staples	5.5%
Consumer Discretionary	5.9%
Utilities	6.3%
Communication Services	6.9%
Health Care	9.2%
Industrials	10.6%
Materials	12.5%
Information Technology	17.0%
Financials	20.0%

C000215757
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$43	0.80%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
AssetsNet	$ 207,646,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 699,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$207,646
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$699
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Consumer Staples	1.1%
Utilities	1.7%
Energy	4.4%
Real Estate	5.2%
Materials	6.3%
Consumer Discretionary	8.6%
Health Care	9.8%
Financials	15.6%
Information Technology	17.5%
Industrials	29.8%

C000215758
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HMCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$47	0.88%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
AssetsNet	$ 207,646,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 699,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$207,646
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$699
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Consumer Staples	1.1%
Utilities	1.7%
Energy	4.4%
Real Estate	5.2%
Materials	6.3%
Consumer Discretionary	8.6%
Health Care	9.8%
Financials	15.6%
Information Technology	17.5%
Industrials	29.8%

C000215756
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Fund
Class Name	Investor Class
Trading Symbol	Ticker: HMCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$66	1.23%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.23%
AssetsNet	$ 207,646,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 699,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$207,646
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$699
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Consumer Staples	1.1%
Utilities	1.7%
Energy	4.4%
Real Estate	5.2%
Materials	6.3%
Consumer Discretionary	8.6%
Health Care	9.8%
Financials	15.6%
Information Technology	17.5%
Industrials	29.8%

C000166750
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Value Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$42	0.77%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.77%
AssetsNet	$ 425,460,000
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,458,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$425,460
Number of Investments	181
Total Net Advisory Fees Paid (in thousands)	$1,458
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Communication Services	2.9%
Utilities	3.1%
Materials	4.5%
Real Estate	5.3%
Consumer Staples	7.7%
Energy	8.4%
Health Care	9.2%
Information Technology	12.1%
Consumer Discretionary	12.3%
Industrials	14.4%
Financials	20.1%

C000001991
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HAMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$46	0.85%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
AssetsNet	$ 425,460,000
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,458,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$425,460
Number of Investments	181
Total Net Advisory Fees Paid (in thousands)	$1,458
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Communication Services	2.9%
Utilities	3.1%
Materials	4.5%
Real Estate	5.3%
Consumer Staples	7.7%
Energy	8.4%
Health Care	9.2%
Information Technology	12.1%
Consumer Discretionary	12.3%
Industrials	14.4%
Financials	20.1%

C000001992
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Value Fund
Class Name	Administrative Class
Trading Symbol	Ticker: HRMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$60	1.10%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%
AssetsNet	$ 425,460,000
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,458,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$425,460
Number of Investments	181
Total Net Advisory Fees Paid (in thousands)	$1,458
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Communication Services	2.9%
Utilities	3.1%
Materials	4.5%
Real Estate	5.3%
Consumer Staples	7.7%
Energy	8.4%
Health Care	9.2%
Information Technology	12.1%
Consumer Discretionary	12.3%
Industrials	14.4%
Financials	20.1%

C000001993
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	Ticker: HIMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$65	1.20%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%
AssetsNet	$ 425,460,000
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,458,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$425,460
Number of Investments	181
Total Net Advisory Fees Paid (in thousands)	$1,458
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Communication Services	2.9%
Utilities	3.1%
Materials	4.5%
Real Estate	5.3%
Consumer Staples	7.7%
Energy	8.4%
Health Care	9.2%
Information Technology	12.1%
Consumer Discretionary	12.3%
Industrials	14.4%
Financials	20.1%

C000166748
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Growth Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$42	0.79%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
AssetsNet	$ 2,588,613,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 8,415,000
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$2,588,613
Number of Investments	77
Total Net Advisory Fees Paid (in thousands)	$8,415
Portfolio Turnover Rate	46%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Materials	1.5%
Communication Services	1.9%
Energy	2.4%
Consumer Staples	2.4%
Consumer Discretionary	6.8%
Financials	10.3%
Health Care	20.3%
Information Technology	20.8%
Industrials	33.6%

C000001985
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HASGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$46	0.87%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
AssetsNet	$ 2,588,613,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 8,415,000
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$2,588,613
Number of Investments	77
Total Net Advisory Fees Paid (in thousands)	$8,415
Portfolio Turnover Rate	46%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Materials	1.5%
Communication Services	1.9%
Energy	2.4%
Consumer Staples	2.4%
Consumer Discretionary	6.8%
Financials	10.3%
Health Care	20.3%
Information Technology	20.8%
Industrials	33.6%

C000001987
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	Ticker: HISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$64	1.22%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.22%
AssetsNet	$ 2,588,613,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 8,415,000
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$2,588,613
Number of Investments	77
Total Net Advisory Fees Paid (in thousands)	$8,415
Portfolio Turnover Rate	46%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Materials	1.5%
Communication Services	1.9%
Energy	2.4%
Consumer Staples	2.4%
Consumer Discretionary	6.8%
Financials	10.3%
Health Care	20.3%
Information Technology	20.8%
Industrials	33.6%

C000166751
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Value Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$45	0.80%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.80%
AssetsNet	$ 2,532,119,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 8,294,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$2,532,119
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$8,294
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	1.6%
Health Care	1.9%
Consumer Staples	2.6%
Materials	3.0%
Real Estate	3.5%
Consumer Discretionary	4.8%
Energy	7.1%
Financials	22.8%
Information Technology	24.5%
Industrials	28.2%

C000001994
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$50	0.88%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.88%
AssetsNet	$ 2,532,119,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 8,294,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$2,532,119
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$8,294
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	1.6%
Health Care	1.9%
Consumer Staples	2.6%
Materials	3.0%
Real Estate	3.5%
Consumer Discretionary	4.8%
Energy	7.1%
Financials	22.8%
Information Technology	24.5%
Industrials	28.2%

C000001995
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Value Fund
Class Name	Administrative Class
Trading Symbol	Ticker: HSVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$64	1.13%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.13%
AssetsNet	$ 2,532,119,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 8,294,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$2,532,119
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$8,294
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	1.6%
Health Care	1.9%
Consumer Staples	2.6%
Materials	3.0%
Real Estate	3.5%
Consumer Discretionary	4.8%
Energy	7.1%
Financials	22.8%
Information Technology	24.5%
Industrials	28.2%

C000001996
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	Ticker: HISVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$69	1.22%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.22%
AssetsNet	$ 2,532,119,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 8,294,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$2,532,119
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$8,294
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	1.6%
Health Care	1.9%
Consumer Staples	2.6%
Materials	3.0%
Real Estate	3.5%
Consumer Discretionary	4.8%
Energy	7.1%
Financials	22.8%
Information Technology	24.5%
Industrials	28.2%